Equity - Capital (Details) - EUR (€) € / shares in Units, € in Millions			6 Months Ended
	Jun. 30, 2023	Mar. 21, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Nominal amount	€ 8,092		€ 8,092		€ 8,397
Number of shares outstanding (in shares)	16,184,146,059		16,184,146,059		16,794,401,584
Par value per share (in euro per share)	€ 0.50		€ 0.50		€ 0.50
Reduction of issued capital			€ 0	€ 0
(-) Own shares
Disclosure of classes of share capital [line items]
Reduction of issued capital	€ 135	€ 170	€ (1,900)	€ (1,706)
Redemption of treasury shares (in shares)	269,848,953	340,406,572